Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventory

5.	Inventory

As of June 30, 2025 and December 31, 2024, inventory consists of the following:

	June 30, 2025	December 31, 2024
Raw materials	$852,052	$1,349,923
Work-in-process	1,650,019	1,243,542
Finished goods – cannabis related products	1,844,404	1,629,452
Total inventory	$4,346,475	$4,222,917

7.	Inventory

As of December 31, 2024 and 2023, inventory consists of the following:

	2024	2023
Raw materials	$1,349,923	$835,186
Work-in-process	1,243,542	944,873
Finished goods – cannabis related products	1,629,452	1,508,802
Total inventory	$4,222,917	$3,288,861